LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance lease cost:
Amortization of right-of-use assets	$ 8,036	$ 18,900
Interest on lease liabilities	1,497	3,213
Operating lease cost	19,630	17,619
Short term lease cost	850	8,920
Total lease cost	$ 30,013	$ 48,652
Operating lease expenses			$ 20,905
Finance lease expenses			$ 24,696